Shareholders' equity - Summary of Other Reserves (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 101.8	$ 99.1
Share-based compensation expense	2.1	4.5
Net benefit on options exercised	(0.3)	(1.8)
Balance, end of year	$ 103.6	$ 101.8